UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09891

DREYFUS PREMIER OPPORTUNITY FUNDS
- Dreyfus Premier Health Care Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	01/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Health Care Fund
January 31, 2007 (Unaudited)

Common Stocks--97.3%	Shares	Value ($)

Biotechnology--26.6%
Acorda Therapeutics	2,640 a	45,646
Alexion Pharmaceuticals	1,000 b	41,570
Amgen	2,630 b	185,073
Amylin Pharmaceuticals	2,830 a,b	109,747
Biogen Idec	1,600 b	77,344
BioMarin Pharmaceutical	2,500 b	47,350
Celgene	4,710 b	252,833
Cephalon	1,250 a,b	90,512
Cubist Pharmaceuticals	3,680 b	67,712
Genentech	2,165 b	189,156
Genzyme	2,160 b	141,977
Gilead Sciences	3,010 b	193,603
Invitrogen	1,840 b	112,663
Medarex	2,900 b	39,063
New River Pharmaceuticals	1,560 a,b	87,204
Onyx Pharmaceuticals	2,270 a,b	26,900
OSI Pharmaceuticals	2,410 b	81,988
PDL BioPharma	4,530 b	92,910
Regeneron Pharmaceuticals	4,360 b	86,720
Theravance	2,890 b	99,185
Vertex Pharmaceuticals	1,850 b	65,398
		2,134,554
Distributors--1.7%
McKesson	2,480	138,260
Health Care--12.1%
Baxter International	6,400	317,824
Bristol-Myers Squibb	6,910	198,939
Roche Holding, ADR	3,575	335,764
St. Jude Medical	2,800 b	119,728
		972,255
Healthcare It--1.0%
Cerner	1,790 b	80,425
Managed Health Care--4.0%
CIGNA	750	99,300
Health Net	1,690 b	82,320
UnitedHealth Group	2,700	141,102
		322,722
Medical Technology--15.1%
Becton, Dickinson & Co.	1,800	138,492
Cytyc	3,310 b	95,725
Eli Lilly & Co.	1,500	81,181
Gen-Probe	2,110 b	109,129
Hospira	3,290 b	121,006
IMS Health	1,400	40,404
Medtronic	4,740	253,353
NuVasive	3,920 b	94,903
Thermo Fisher Scientific	2,520 b	120,582
Zimmer Holdings	1,876 b	157,997
		1,212,772
Medical-Biotechnology--.5%
InterMune	1,200 b	42,000
Pharmaceutical--22.2%
Abbott Laboratories	5,620	297,860

Allergan	1,990	232,253
Merck & Co.	4,400	196,900
Novartis, ADR	4,215	243,163
Sanofi-Aventis, ADR	3,770	166,182
Schering-Plough	14,910	372,750
Vanda Pharmaceuticals	1,300	38,831
Wyeth	4,770	235,686
		1,783,625
Services--9.7%
Allscripts Healthcare Solutions	1,700 b	52,020
Caremark Rx	2,820 b	172,753
Charles River Laboratories
International	2,190 b	98,550
Covance	1,585 b	97,715
Forest Laboratories	1,500 b	84,165
Medco Health Solutions	1,000 b	59,210
Pediatrix Medical Group	900 b	47,286
Pharmaceutical Product Development	3,550	122,475
VCA Antech	1,200 b	40,344
		774,518
Specialty Pharmaceuticals--4.4%
Alcon	930	109,517
Sepracor	2,130 b	121,538
Shire, ADR	1,870	118,707
		349,762
Total Common Stocks
(cost $6,429,118)		7,810,893

Other Investment--2.8%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $225,000)	225,000 [c]	225,000

Investment of Cash Collateral for
Securities Loaned--4.4%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $349,340)	349,340 [c]	349,340

Total Investments (cost $7,003,458)	104.5%	8,385,233
Liabilities, Less Cash and Receivables	(4.5%)	(361,340)
Net Assets	100.0%	8,023,893

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At January 31, 2007, the total market value of the fund's securities on loan
	is $335,749 and the total market value of the collateral held by the fund is $349,340.
b Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits. (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER OPPORTUNITY FUNDS
- Dreyfus Premier Health Care Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 22, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 22, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)